Assets Held For Sale (Tables)	12 Months Ended
Mar. 31, 2019
Disclosure Of Assets Held For Sale [Abstract]
Summary of Assets Classified as Held for Sale	Assets classified as held for sale includes:
	As at March 31
Particulars	2018	2019
Property, plant and equipment	1,220	—
Total	1,220	—